Shareholders' Equity (Details) - Schedule of Share-Based Payment Expense Related to Options Granted to Employees - Share Based Payment Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment expense	$ 273	$ 505	$ 1,055
Cost of revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment expense		8	36
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment expense	61	174	608
General and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment expense	$ 212	$ 323	$ 411